INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

20. INCOME TAXES

        The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Income before income taxes
Canada	248,666	79,631	57,922
United States	12,009	(14,183)	(74,002)
PRC	50,746	134,330	133,847
Others	9,897	23,050	(34,516)

	321,318	222,828	83,251

Current tax
Canada	17,721	71,002	610
United States	18,702	40,567	96,172
PRC	7,559	20,145	29,339
Others	2,757	6,639	(6,246)

	46,739	138,353	119,875

Deferred tax
Canada	40,895	(44,548)	6,366
United States	(14,928)	(45,024)	(74,562)
PRC	10,827	7,506	(10,880)
Others	(6,102)	(6,775)	(22,823)

	30,692	(88,841)	(101,899)

Total income tax expense
Canada	58,616	26,454	6,976
United States	3,774	(4,457)	21,610
PRC	18,386	27,651	18,459
Others	(3,345)	(136)	(29,069)

	77,431	49,512	17,976

        The Company mainly operates in Canada, PRC, Japan, Germany, the United States, Hong Kong and Vietnam.

Canada

        The Company was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% for the years ended December 31, 2014, 2015 and 2016.

        Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 25% for all years ended December 31, 2014, 2015 and 2016.

United States

        Canadian Solar (USA) Inc. was incorporated in Delaware, USA and is subject to federal, California, and other states' corporate income taxes at a rate of 37.95%, 38.56% and 37.69% for the years ended December 31, 2014, 2015 and 2016, respectively.

        Canadian Solar Energy Acquisition Co. was incorporated in Delaware, USA on January 22, 2015 and is subject to federal, California, and other states' corporate income taxes at a rate of 44.84% and 43.63% for the years ended December 31, 2015 and 2016, respectively.

Japan

        Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 35.64%, 35.64% and 35.15% for the years ended December 31, 2014, 2015 and 2016, respectively.

Germany

        Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2014, 2015 and 2016, respectively.

Vietnam

        Canadian Solar Manufacturing Vietnam Co., Ltd was incorporated in Vietnam in June 25, 2015 and is subject to Vietnamese corporate income taxes at a normal statutory rate of 10% for the years ended December 31, 2015 and 2016, respectively. 2016 is the first profitable year, hence it enjoys tax exemption from 2016 to 2019 and reduced statutory rate of 5% from 2020 to 2028.

Hong Kong

        Canadian Solar International Ltd. was incorporated in Hong Kong, China, and is subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2014, 2015 and 2016, respectively.

PRC

        The other major operating subsidiaries, including CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power Group Co., Ltd. (formerly "CSI Solar Power (China) Inc.") and Canadian Solar Manufacturing (Changshu) Inc., and Suzhou Sanysolar Materials Technology Co., Ltd. were governed by the PRC Enterprise Income Tax Law ("EIT Law").

        CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., Canadian Solar Manufacturing (Changshu) Inc., CSI Solar Power Group Co., Ltd. (formerly "CSI Solar Power (China) Inc.") are all subject to the enterprise income tax rate of 25% for the years ended December 31, 2014, 2015 and 2016.

        Suzhou Sanysolar Materials Technology Co., Ltd. is subject to the enterprise income tax rate of 15% resulting from its High and New Technology Enterprise status for the years ended December 31, 2014, 2015 and 2016.

        The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2015 and 2016 was $4,978 and $2,747, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

        The following table illustrates the movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2014, 2015 and 2016, respectively.

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning balance	13,001	10,844	9,490
Addition for tax positions related to the current year	—	196	1,376
Reductions for tax positions from prior years/Statute of limitations expirations	(1,368)	—	(5,436)
Foreign exchange effect	(789)	(1550)	254

Ending balance	10,844	9,490	5,684

        The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada, China and the United States. Generally, the Company's taxation years from 2009 to 2016 are open for reassessment to the Canadian tax authorities. The Company's taxation years from 2006 through 2016 are subject to examination by the Chinese tax authorities due to its permanent establishment in China. The Company is subject to taxation in the United States and various state jurisdictions. We are not currently under examination by the federal or state tax authorities. The Company's income tax returns for 2012 through 2016 remain open to examination by the US tax authorities.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. Though not being clearly defined, a special circumstance would suffice where any underpayment of income taxes exceeds RMB100. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company's Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2011 retrospectively, and on transfer pricing matters for taxation years up to 2006 retrospectively. There is no statute of limitations in case of tax evasion in China.

        The components of the deferred tax assets and liabilities are presented as follows:

	At December 31, 2015	At December 31, 2016
	$	$
Deferred tax assets:
Accrued warranty costs	25,548	23,228
Bad debt allowance	8,358	8,058
Investment in affiliates under tax equity transactions	—	54,187
Inventory write-down	4,239	4,564
Future deductible expenses	13,878	13,321
Depreciation and impairment difference of property, plant and equipment and solar power systems	34,248	29,668
Accrued liabilities related to countervailing and anti-dumping duty deposits	55,115	111,021
Deferred tax assets relating to sales of solar power systems	32,159	996
Net operating losses carry-forward	70,637	48,678
Others	8,532	7,728

Total deferred tax assets, gross	252,714	301,449
Valuation allowance	(55,959)	(71,469)

Total deferred tax assets, net of valuation allowance	196,755	229,980

Deferred tax liabilities:
Derivative assets	4,558	3,315
Depreciation difference of property, plant and equipment	8,327	468
Deferred profit of projects	40,793	—
Insurance recoverable	15,000	16,727
Basis difference related to acquisitions	18,339	—
Others	3,047	2,838

Total deferred tax liabilities	90,064	23,348

Net deferred tax assets	106,691	206,632

Analysis as:
Current deferred tax assets	30,013	—
Non-current deferred tax assets	97,134	229,980
Current deferred tax liabilities	(1,426)	—
Non-current deferred tax liabilities	(19,030)	(23,348)

Net deferred tax assets	106,691	206,632

        Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning balance	57,190	52,985	55,959
Additions (Reversals)	(4,411)	(944)	14,486
Addition from acquisition of Recurrent	—	4,949	—
Foreign exchange effect	206	(1,031)	1,024

Ending balance	52,985	55,959	71,469

        As of December 31, 2016, the Company has accumulated net operating losses of $273,840, of which $137,065 will expire between 2017 and 2036, and the remaining can be carried forward indefinitely.

        The Company considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

•	Tax planning strategies;
•	Future reversals of existing taxable temporary differences;
•	Further taxable income exclusive of reversing temporary differences and carry-forwards;

        The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $55,959 and $71,469 as at December 31, 2015 and 2016, respectively.

        Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2014	2015	2016
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	—	1%	(16)%
Effect of different tax rate on earnings in other jurisdictions	(2)%	(3)%	(18)%
Effect of tax holiday	—	—	(4)%
Unrecognized tax provision	—	—	4%
Change in valuation allowance	(1)%	—	32%
Effect of tax credit	—	—	(7)%
Effect of true-up	—	(1)%	4%
Foreign exchange effect	—	(2)%	—

	24%	22%	22%

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises in PRC earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2016, all of the undistributed earnings of approximately $284.3 million attributable to the Company's PRC subsidiaries and affiliates are considered to be permanently reinvested, and no provision for PRC withholding income tax on dividend has been made thereon accordingly. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $14.2 million to $28.4 million, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

        The aggregate amount and per share effect of tax holiday are as follows:

	Years Ended December 31,
	2014	2015	2016
	(In Thousands of US Dollars, except per share data)
The aggregate amount	—	—	3,343
Per share—basic	—	—	0.06
Per share—diluted	—	—	0.06